Segment and Geographic Reporting - Schedule of Depreciation and Amortization by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 553,598	$ 559,761	$ 681,687
Operating Segments | Datacenter & Communications
Segment Reporting Information [Line Items]
Depreciation and amortization	209,293	213,693	247,771
Operating Segments | Industrial
Segment Reporting Information [Line Items]
Depreciation and amortization	339,377	340,601	427,819
Corporate and shared services
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 4,928	$ 5,467	$ 6,097